Income tax	12 Months Ended
Dec. 31, 2023
Income tax
Income tax
9.	Income tax
(a)	Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax at the rate of 16.5% on its taxable income generated from operations in Hong Kong. A two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at 8.25% and the remaining profits will be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates.

PRC

Under the Law of the PRC on Enterprise Income Tax (“EIT Law”), which was effective from January 1, 2008, the Company’s PRC subsidiaries are subject to a uniform tax rate of 25%, and the industries and projects that are encouraged and supported by the State may enjoy tax preferential treatment.

Shanghai Chengduo Information Technology Co., Ltd. has been accredited as a software enterprise company since 2022. It qualifies for the tax holiday during which it is entitled to an exemption from EIT for two years commencing from its first profit-making year of operation and the 50% reduction of EIT for the following three years. The software enterprise qualification is subject to an annual assessment.

Under the EIT Law and its implementation rules, an enterprise established outside China with a “place of effective management” within China is considered a China resident enterprise for Chinese enterprise income tax purposes. A China resident enterprise is generally subject to certain Chinese tax reporting obligations and a uniform 25% enterprise income tax rate on its worldwide income. The implementation rules to the EIT Law provide that non-resident legal entities are considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be treated as residents for EIT Law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC are deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

Dividends paid to non-PRC-resident corporate investor from profits earned by the PRC subsidiaries after January 1, 2008 would be subject to a withholding tax. The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008.

Income tax expense consists of the following:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expense	73,613	74,300	275,107
Deferred income tax (benefit) expense	(9,396)	10,174	(32,071)
Total	64,217	84,474	243,036

The actual income tax expenses reported in the consolidated statements of comprehensive income for the years ended December 31, 2021, 2022 and 2023 differ from the amount computed by applying the PRC statutory income tax rate of 25% to income before income taxes due to the following:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income before income taxes	203,887	180,556	982,093
Computed expected tax expense	50,972	45,139	245,523
Increase (decrease) in income taxes resulting from:
Non-deductible expenses	2,721	1,619	8,080
Additional deduction for research and development expenses	(9,922)	(8,714)	(5,249)
Share-based compensation	—	40,798	40,995
Tax loss expiration	—	2,800	30
Change in valuation allowance	19,066	1,085	(68)
Tax rate difference due to different jurisdiction	—	—	(1,354)
PRC preferential tax rate	—	—	(44,557)
Others	1,380	1,747	(364)
Total	64,217	84,474	243,036

(b)	Deferred taxes

The tax effects of temporary differences that give rise to the deferred tax assets (liabilities) balances as of December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets (liabilities)
Tax losses carried forward	77,103	53,219
Allowance for doubtful accounts	6,523	16,944
Accrued payroll and other expenses	8,783	14,383
Inventory impairment	1,099	968
Deferred revenue	74,816	94,427
Contract costs	(16,818)	(24,556)
Operating lease liabilities	486,083	430,732
Operating lease right-of-use assets	(483,000)	(428,145)
Property and equipment	33,280	44,508
Excessive advertising and promotional expenses	262	18,056
Others	1,842	1,783
Total gross deferred tax assets	189,973	222,319
Valuation allowance on deferred tax assets	(77,440)	(77,372)
Deferred tax assets, net of valuation allowance	112,533	144,947

Reported in consolidated balance sheets as:

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets	112,533	144,947
Deferred tax liabilities	—	—
Net deferred tax assets	112,533	144,947

The Company has not recognized any deferred tax liability for the undistributed earnings of the PRC-resident enterprise as of December 31, 2022 and 2023, as the Company plans to permanently reinvest these earnings in the PRC. The Company intends to retain any future earnings for use in the operation and expansion of its business in the PRC. As of December 31,2023, the total amount of undistributed earnings from the PRC subsidiaries for which no withholding tax has been accrued was RMB1,684,402. The unrecognized deferred tax liability would be RMB168,440 subject to the foreign withholding tax rate of 10%.

The movement of the valuation allowance is as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Balance at the beginning of the year	76,355	77,440
(Reversal) addition during the year	3,885	(38)
Reduction as a result of expiry of net operating loss carried forward	(2,800)	(30)
Balance at the end of the year	77,440	77,372

The valuation allowance as of December 31, 2022 and 2023 was primarily provided for the deferred tax assets of certain PRC subsidiaries, which were in cumulative loss positions. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management considers projected future taxable income and tax planning strategies in making this assessment.

The net operating losses carry forward of the Company’s PRC subsidiaries amounted to RMB212,876 as of December 31, 2023, of which RMB12,624, RMB41,545, RMB87,997 and RMB56,223, RMB14,487 will expire if unused by December 31, 2024, 2025, 2026, 2027 and 2028, respectively.